Analysis of cash flows - Summary of Analysis of Cash Flows (Parenthetical) (Detail) - Dec. 31, 2018	EUR (€)	USD ($)	GBP (£)
Disclosure Of Cash Flow Statement [line items]
Cash and cash equivalents acquired from acquisitions			£ 11,300,000
Cash and cash equivalents acquired from disposals			15,100,000
Bond amount			8,357,600,000
Proceeds from issue of EURO 250 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €	€ 250,000,000
Proceeds from issue of EURO 500 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €	500,000,000
Repayment of EURO 252 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €	252,000,000
Partial repayment of USD 300 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		$ 300,000,000
Partial repayment of USD 500 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		$ 500,000,000
Repayment of GBP 400 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount			400,000,000
Proceeds from issue of GBP 400 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount			£ 400,000,000
Repayment of EUR 498 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €	€ 498,000,000